GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 4.8%
6,732	Activision Blizzard, Inc.	$ 484,569
364	Alphabet, Inc., Class A*	521,801
363	Alphabet, Inc., Class C*	518,698
21,018	Altice USA, Inc., Class A*	540,583
17,040	AT&T, Inc.	525,854
254	Cable One, Inc.	479,270
49,653	CenturyLink, Inc.	488,089
971	Charter Communications, Inc., Class A*	528,224
13,959	Comcast Corp., Class A	552,776
4,256	Electronic Arts, Inc.*	522,977
2,352	Facebook, Inc., Class A*	529,412
19,771	Fox Corp., Class A	576,720
1,994	IAC/interactivecorp*	539,118
3,954	Liberty Broadband Corp., Class C*	540,196
1,131	Netflix, Inc.*	474,715
9,029	Omnicom Group, Inc.	494,699
3,846	Roku, Inc.*	421,176
28,308	Snap, Inc., Class A*	536,154
3,840	Take-Two Interactive Software, Inc.*	522,893
5,666	T-Mobile US, Inc.*	566,827
17,724	Twitter, Inc.*	548,912
8,817	Verizon Communications, Inc.	505,919
32,968	ViacomCBS, Inc., Class B	683,756
4,863	Walt Disney Co. (The)	570,430

		12,673,768

Consumer Discretionary – 8.4%
4,049	Advance Auto Parts, Inc.	564,107
210	Amazon.com, Inc.*	512,898
475	AutoZone, Inc.*	545,233
6,630	Best Buy Co., Inc.	517,737
355	Booking Holdings, Inc.*	581,994
2,792	Burlington Stores, Inc.*	585,399
6,723	CarMax, Inc.*	591,960
566	Chipotle Mexican Grill, Inc.*	568,213
7,192	Darden Restaurants, Inc.	552,777
2,819	Dollar General Corp.	539,867
6,484	Dollar Tree, Inc.*	634,589
1,316	Domino’s Pizza, Inc.	507,765
10,383	D.R. Horton, Inc.	574,180
11,979	eBay, Inc.	545,524
7,622	Expedia Group, Inc.	605,797

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
100,732	Ford Motor Co.	$ 575,180
6,233	Garmin Ltd.	562,030
22,410	General Motors Co.	579,971
6,755	Genuine Parts Co.	563,434
7,444	Hasbro, Inc.	547,208
6,931	Hilton Worldwide Holdings, Inc.	549,698
2,191	Home Depot, Inc. (The)	544,420
10,563	Las Vegas Sands Corp.	506,390
9,607	Lennar Corp., Class A	580,839
4,477	Lowe’s Cos., Inc.	583,577
6,048	Marriott International, Inc., Class A	535,248
2,773	McDonald’s Corp.	516,665
5,548	NIKE, Inc., Class B	546,922
158	NVR, Inc.*	509,014
1,235	O’Reilly Automotive, Inc.*	515,291
5,523	Ross Stores, Inc.	535,510
6,724	Starbucks Corp.	524,405
4,318	Target Corp.	528,221
625	Tesla, Inc.*	521,875
3,835	Tiffany & Co.	491,379
10,290	TJX Cos., Inc. (The)	542,900
4,669	Tractor Supply Co.	569,711
2,246	Ulta Beauty, Inc.*	548,046
8,760	VF Corp.	491,436
6,188	Wynn Resorts Ltd.	515,337
5,899	Yum! Brands, Inc.	529,317

		22,442,064

Consumer Staples – 6.2%
13,728	Altria Group, Inc.	536,078
14,261	Archer-Daniels-Midland Co.	560,600
7,593	Brown-Forman Corp., Class B	500,606
9,705	Campbell Soup Co.	494,761
6,828	Church & Dwight Co., Inc.	512,578
2,455	Clorox Co. (The)	506,344
10,965	Coca-Cola Co. (The)	511,846
7,230	Colgate-Palmolive Co.	522,946
14,686	Conagra Brands, Inc.	510,926
2,967	Constellation Brands, Inc., Class A	512,401
1,590	Costco Wholesale Corp.	490,467
2,894	Estee Lauder Cos., Inc. (The), Class A	571,478
8,321	General Mills, Inc.	524,556

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
3,724	Hershey Co. (The)	$ 505,272
10,552	Hormel Foods Corp.	515,254
4,297	JM Smucker Co. (The)	489,557
7,655	Kellogg Co.	499,948
3,638	Kimberly-Clark Corp.	514,559
16,687	Kraft Heinz Co. (The)	508,453
14,966	Kroger Co. (The)	488,191
8,316	Lamb Weston Holdings, Inc.	499,459
3,060	McCormick & Co., Inc.	535,990
13,018	Molson Coors Beverage Co., Class B	494,163
9,782	Mondelez International, Inc., Class A	509,838
8,003	Monster Beverage Corp.*	575,496
3,749	PepsiCo, Inc.	493,181
6,860	Philip Morris International, Inc.	503,250
4,336	Procter & Gamble Co. (The)	502,629
9,458	Sysco Corp.	521,703
8,954	Tyson Foods, Inc., Class A	550,134
11,909	Walgreens Boots Alliance, Inc.	511,372
3,977	Walmart, Inc.	493,387

		16,467,423

Energy – 3.6%
37,941	Baker Hughes Co.	626,406
25,031	Cabot Oil & Gas Corp.	496,615
11,545	Cheniere Energy, Inc.*	512,021
5,448	Chevron Corp.	499,582
8,495	Concho Resources, Inc.	463,147
12,114	ConocoPhillips	510,968
10,701	EOG Resources, Inc.	545,430
11,151	Exxon Mobil Corp.	507,036
10,899	Hess Corp.	517,376
33,326	Kinder Morgan, Inc.	526,551
16,612	Marathon Petroleum Corp.	583,746
36,612	Occidental Petroleum Corp.	474,125
17,125	ONEOK, Inc.	628,316
6,823	Phillips 66	533,968
5,997	Pioneer Natural Resources Co.	549,325
31,008	Schlumberger Ltd.	572,718
8,052	Valero Energy Corp.	536,585
26,360	Williams Cos., Inc. (The)	538,535

		9,622,450

Shares	Description	Value

Common Stocks – (continued)
Financials – 13.6%
14,309	Aflac, Inc.	$ 521,849
999	Alleghany Corp.	512,587
4,836	Allstate Corp. (The)	473,009
5,838	American Express Co.	555,019
21,044	American International Group, Inc.	632,583
4,571	Ameriprise Financial, Inc.	640,260
81,220	Annaly Capital Management, Inc. REIT	500,315
20,949	Arch Capital Group Ltd.*	591,181
6,100	Arthur J Gallagher & Co.	575,108
21,949	Bank of America Corp.	529,410
14,222	Bank of New York Mellon Corp. (The)	528,632
2,848	Berkshire Hathaway, Inc., Class B*	528,532
1,016	BlackRock, Inc.	537,098
9,585	Blackstone Group, Inc. (The), Class A	544,428
13,766	Brown & Brown, Inc.	553,393
8,386	Capital One Financial Corp.	570,584
5,031	Cboe Global Markets, Inc.	535,600
14,189	Charles Schwab Corp. (The)	509,527
5,148	Chubb Ltd.	627,747
9,237	Cincinnati Financial Corp.	544,521
11,420	Citigroup, Inc.	547,132
23,884	Citizens Financial Group, Inc.	575,604
2,823	CME Group, Inc.	515,480
12,534	Discover Financial Services	595,490
12,784	E*TRADE Financial Corp.	582,183
2,984	Everest Re Group Ltd.	592,055
1,843	FactSet Research Systems, Inc.	566,741
20,096	Fidelity National Financial, Inc.	641,062
29,236	Fifth Third Bancorp	566,886
4,925	First Republic Bank	532,737
2,773	Goldman Sachs Group, Inc. (The)(a)	544,867
14,630	Hartford Financial Services Group, Inc. (The)	560,183
59,609	Huntington Bancshares, Inc.	529,924
5,347	Intercontinental Exchange, Inc.	519,996
5,435	JPMorgan Chase & Co.	528,880
47,352	KeyCorp	561,121
18,844	KKR & Co., Inc.	522,921
16,531	Loews Corp.	549,491
4,899	M&T Bank Corp.	517,628
605	Markel Corp.*	542,939
1,041	MarketAxess Holdings, Inc.	529,442

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,962	Marsh & McLennan Cos., Inc.	$ 525,575
14,878	MetLife, Inc.	535,757
2,034	Moody’s Corp.	543,912
13,150	Morgan Stanley	581,230
1,486	MSCI, Inc.	488,671
4,644	Nasdaq, Inc.	550,128
6,809	Northern Trust Corp.	537,979
4,981	PNC Financial Services Group, Inc. (The)	568,033
14,448	Principal Financial Group, Inc.	557,982
6,441	Progressive Corp. (The)	500,337
9,064	Prudential Financial, Inc.	552,542
7,850	Raymond James Financial, Inc.	543,848
50,836	Regions Financial Corp.	574,955
1,697	S&P Global, Inc.	551,559
8,667	State Street Corp.	528,340
2,728	SVB Financial Group*	585,838
28,360	Synchrony Financial	577,693
4,534	T. Rowe Price Group, Inc.	548,161
13,673	TD Ameritrade Holding Corp.	509,593
5,257	Travelers Cos., Inc. (The)	562,394
14,297	Truist Financial Corp.	525,844
14,770	US Bancorp	525,221
19,155	Wells Fargo & Co.	507,033
2,671	Willis Towers Watson PLC	541,946
9,817	WR Berkley Corp.	568,895

		36,227,611

Health Care – 14.6%
5,384	Abbott Laboratories	511,049
7,925	AbbVie, Inc.	734,410
6,298	Agilent Technologies, Inc.	555,106
5,068	Alexion Pharmaceuticals, Inc.*	607,653
2,274	Align Technology, Inc.*	558,540
3,376	Alnylam Pharmaceuticals, Inc.*	456,671
5,735	AmerisourceBergen Corp.	546,775
2,074	Amgen, Inc.	476,398
1,815	Anthem, Inc.	533,810
5,579	Baxter International, Inc.	502,166
1,892	Becton Dickinson and Co.	467,192
1,600	Biogen, Inc.*	491,344
5,166	BioMarin Pharmaceutical, Inc.*	550,437
1,088	Bio-Rad Laboratories, Inc., Class A*	534,556

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
13,670	Boston Scientific Corp.*	$ 519,323
8,024	Bristol-Myers Squibb Co.	479,193
10,349	Cardinal Health, Inc.	565,987
6,850	Catalent, Inc.*	532,450
7,492	Centene Corp.*	496,345
7,333	Cerner Corp.	534,576
2,674	Cigna Corp.	527,634
1,662	Cooper Cos., Inc. (The)	526,821
8,121	CVS Health Corp.	532,494
2,993	Danaher Corp.	498,664
12,162	DENTSPLY SIRONA, Inc.	565,776
1,341	DexCom, Inc.*	507,314
2,297	Edwards Lifesciences Corp.*	516,182
21,392	Elanco Animal Health, Inc.*	458,003
3,131	Eli Lilly and Co.	478,886
6,296	Exact Sciences Corp.*	540,700
6,335	Gilead Sciences, Inc.	493,053
4,934	HCA Healthcare, Inc.	527,445
9,309	Henry Schein, Inc.*	565,242
9,431	Hologic, Inc.*	499,843
1,307	Humana, Inc.	536,720
1,730	IDEXX Laboratories, Inc.*	534,362
1,555	Illumina, Inc.*	564,543
5,106	Incyte Corp.*	520,352
2,373	Insulet Corp.*	447,477
957	Intuitive Surgical, Inc.*	555,089
3,663	IQVIA Holdings, Inc.*	547,692
3,315	Johnson & Johnson	493,106
3,086	Laboratory Corp. of America Holdings*	541,037
2,045	Masimo Corp.*	491,189
3,720	McKesson Corp.	590,252
5,072	Medtronic PLC	499,998
6,362	Merck & Co., Inc.	513,541
686	Mettler-Toledo International, Inc.*	545,370
10,020	Moderna, Inc.*	616,230
2,679	Molina Healthcare, Inc.*	497,812
29,090	Mylan NV*	496,566
4,741	Neurocrine Biosciences, Inc.*	591,487
5,259	PerkinElmer, Inc.	528,372
12,740	Pfizer, Inc.	486,541
11,706	QIAGEN NV*	512,606
4,565	Quest Diagnostics, Inc.	539,948

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
888	Regeneron Pharmaceuticals, Inc.*	$ 544,175
3,065	ResMed, Inc.	492,913
4,005	Sarepta Therapeutics, Inc.*	609,841
2,981	Seattle Genetics, Inc.*	468,643
3,480	STERIS PLC	577,297
2,641	Stryker Corp.	516,923
2,787	Teladoc Health, Inc.*	485,105
1,459	Teleflex, Inc.	529,413
1,466	Thermo Fisher Scientific, Inc.	511,913
1,701	UnitedHealth Group, Inc.	518,550
5,130	Universal Health Services, Inc., Class B	540,958
4,225	Varian Medical Systems, Inc.*	512,873
2,543	Veeva Systems, Inc., Class A*	556,586
1,818	Vertex Pharmaceuticals, Inc.*	523,511
2,652	Waters Corp.*	530,002
2,488	West Pharmaceutical Services, Inc.	537,508
4,236	Zimmer Biomet Holdings, Inc.	535,176
3,905	Zoetis, Inc.	544,318

		39,078,033

Industrials – 12.8%
3,356	3M Co.	525,013
5,006	Allegion PLC	499,098
6,004	AMETEK, Inc.	550,627
4,027	Boeing Co. (The)	587,338
30,117	Carrier Global Corp.*	616,495
4,555	Caterpillar, Inc.	547,192
6,965	C.H. Robinson Worldwide, Inc.	565,070
2,334	Cintas Corp.	578,739
6,123	Copart, Inc.*	547,335
759	CoStar Group, Inc.*	498,511
7,835	CSX Corp.	560,829
3,195	Cummins, Inc.	541,872
3,713	Deere & Co.	564,822
23,359	Delta Air Lines, Inc.	588,880
5,430	Dover Corp.	528,067
6,139	Eaton Corp. PLC	521,201
8,991	Emerson Electric Co.	548,631
3,355	Equifax, Inc.	515,194
6,744	Expeditors International of Washington, Inc.	515,039
12,962	Fastenal Co.	534,812

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,263	FedEx Corp.	$ 556,577
8,491	Fortive Corp.	517,781
4,031	General Dynamics Corp.	591,872
82,035	General Electric Co.	538,970
3,689	Honeywell International, Inc.	538,041
2,748	Huntington Ingalls Industries, Inc.	549,298
3,234	IDEX Corp.	515,403
7,524	IHS Markit Ltd.	522,617
3,091	Illinois Tool Works, Inc.	533,074
18,017	Ingersoll Rand, Inc.*	508,079
6,261	Jacobs Engineering Group, Inc.	526,049
4,914	J.B. Hunt Transport Services, Inc.	588,058
17,327	Johnson Controls International PLC	544,241
3,854	Kansas City Southern	580,104
2,687	L3Harris Technologies, Inc.	535,922
1,295	Lockheed Martin Corp.	503,030
11,879	Masco Corp.	554,155
2,916	Norfolk Southern Corp.	519,894
1,518	Northrop Grumman Corp.	508,834
3,222	Old Dominion Freight Line, Inc.	551,252
10,157	Otis Worldwide Corp.	534,766
7,183	PACCAR, Inc.	530,536
3,201	Parker-Hannifin Corp.	576,084
8,470	Raytheon Technologies Corp.	546,484
6,246	Republic Services, Inc.	533,783
2,591	Rockwell Automation, Inc.	560,071
1,397	Roper Technologies, Inc.	550,139
19,680	Southwest Airlines Co.	631,728
4,624	Stanley Black & Decker, Inc.	580,081
1,546	Teledyne Technologies, Inc.*	578,390
6,146	Trane Technologies PLC	554,431
1,534	TransDigm Group, Inc.	651,674
6,267	TransUnion	540,779
17,634	Uber Technologies, Inc.*	640,467
3,177	Union Pacific Corp.	539,645
5,281	United Parcel Service, Inc., Class B	526,569
4,426	United Rentals, Inc.*	614,727
3,160	Verisk Analytics, Inc.	545,669
5,069	Waste Management, Inc.	541,116
9,256	Westinghouse Air Brake Technologies Corp.	565,264
1,749	W.W. Grainger, Inc.	541,525
7,779	Xylem, Inc.	516,059

		34,118,003

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 18.7%
2,717	Accenture PLC, Class A	$ 547,802
1,355	Adobe, Inc.*	523,843
9,405	Advanced Micro Devices, Inc.*	505,989
4,949	Akamai Technologies, Inc.*	523,604
7,703	Amdocs Ltd.	479,589
5,698	Amphenol Corp., Class A	550,199
4,660	Analog Devices, Inc.	526,347
1,831	ANSYS, Inc.*	518,173
1,631	Apple, Inc.	518,560
9,716	Applied Materials, Inc.	545,845
2,357	Arista Networks, Inc.*	550,265
2,705	Autodesk, Inc.*	569,078
3,392	Automatic Data Processing, Inc.	496,894
6,759	Black Knight, Inc.*	520,308
6,651	Booz Allen Hamilton Holding Corp.	530,484
1,857	Broadcom, Inc.	540,888
4,227	Broadridge Financial Solutions, Inc.	511,890
6,056	Cadence Design Systems, Inc.*	552,852
4,597	CDW Corp.	509,853
11,923	Cisco Systems, Inc.	570,158
3,323	Citrix Systems, Inc.	492,203
8,844	Cognex Corp.	501,809
8,516	Cognizant Technology Solutions Corp., Class A	451,348
23,687	Corning, Inc.	539,827
2,568	Coupa Software, Inc.*	584,246
12,114	Dell Technologies, Inc., Class C*	601,339
4,250	DocuSign, Inc.*	593,895
2,200	EPAM Systems, Inc.*	507,408
1,374	Fair Isaac Corp.*	553,241
3,719	Fidelity National Information Services, Inc.	516,309
4,650	Fiserv, Inc.*	496,480
2,041	FleetCor Technologies, Inc.*	497,575
4,402	Fortinet, Inc.*	612,758
4,266	Gartner, Inc.*	519,172
2,885	Global Payments, Inc.	517,829
7,006	GoDaddy, Inc., Class A*	541,213
52,467	Hewlett Packard Enterprise Co.	509,455

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
33,466	HP, Inc.	$ 506,675
8,287	Intel Corp.	521,501
3,981	International Business Machines Corp.	497,227
1,777	Intuit, Inc.	515,899
2,750	Jack Henry & Associates, Inc.	497,365
21,715	Juniper Networks, Inc.	526,806
4,962	Keysight Technologies, Inc.*	536,541
2,996	KLA Corp.	527,176
2,004	Lam Research Corp.	548,435
5,051	Leidos Holdings, Inc.	531,820
18,443	Marvell Technology Group Ltd.	601,611
1,803	Mastercard, Inc., Class A	542,505
9,277	Maxim Integrated Products, Inc.	535,097
5,854	Microchip Technology, Inc.	562,101
10,647	Micron Technology, Inc.*	510,098
2,687	Microsoft Corp.	492,393
3,625	Motorola Solutions, Inc.	490,571
11,514	NetApp, Inc.	512,834
22,799	NortonLifeLock, Inc.	519,361
1,646	NVIDIA Corp.	584,363
2,985	Okta, Inc.*	583,806
9,462	Oracle Corp.	508,772
2,438	Palo Alto Networks, Inc.*	573,588
7,309	Paychex, Inc.	528,295
1,926	Paycom Software, Inc.*	572,465
3,824	PayPal Holdings, Inc.*	592,758
4,990	Qorvo, Inc.*	522,653
6,222	QUALCOMM, Inc.	503,235
2,001	RingCentral, Inc., Class A*	548,774
2,998	salesforce.com, Inc.*	524,020
10,324	Seagate Technology PLC	547,585
1,345	ServiceNow, Inc.*	521,766
4,633	Skyworks Solutions, Inc.	549,196
17,755	Slack Technologies, Inc., Class A*	622,313
3,379	Splunk, Inc.*	627,953
7,203	Square, Inc., Class A*	584,019
8,706	SS&C Technologies Holdings, Inc.	504,034
3,128	Synopsys, Inc.*	565,886
6,830	TE Connectivity Ltd.	554,937
8,109	Teradyne, Inc.	543,465
4,366	Texas Instruments, Inc.	518,419
1,573	Trade Desk, Inc. (The), Class A*	490,084

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,399	Trimble, Inc.*	$ 602,409
4,010	Twilio, Inc., Class A*	792,376
1,503	Tyler Technologies, Inc.*	564,091
2,310	VeriSign, Inc.*	505,913
2,746	Visa, Inc., Class A	536,129
3,865	VMware, Inc., Class A*	603,984
12,074	Western Digital Corp.	535,723
25,195	Western Union Co. (The)	504,404
3,223	Workday, Inc., Class A*	591,195
5,757	Xilinx, Inc.	529,356
2,110	Zebra Technologies Corp., Class A*	551,385
6,695	Zendesk, Inc.*	574,096
3,278	Zoom Video Communications, Inc., Class A*	588,335

		49,756,526

Materials – 4.6%
2,196	Air Products and Chemicals, Inc.	530,663
4,639	Avery Dennison Corp.	513,398
7,463	Ball Corp.	531,813
6,326	Celanese Corp.	568,771
19,615	Corteva, Inc.	535,686
15,348	Dow, Inc.	592,433
11,139	DuPont de Nemours, Inc.	565,081
8,241	Eastman Chemical Co.	561,047
2,542	Ecolab, Inc.(b)	540,378
5,334	FMC Corp.	524,919
57,109	Freeport-McMoRan, Inc.	517,979
3,735	International Flavors & Fragrances, Inc.(b)	497,465
15,247	International Paper Co.	519,160
9,413	LyondellBasell Industries NV, Class A	600,173
2,810	Martin Marietta Materials, Inc.	539,773
7,859	Newmont Corp.	459,516
12,111	Nucor Corp.	511,811
5,247	Packaging Corp. of America	532,098
5,526	PPG Industries, Inc.	561,828
7,384	RPM International, Inc.	552,175
936	Sherwin-Williams Co. (The)	555,844
4,890	Vulcan Materials Co.	529,685
19,860	Westrock Co.	557,272

		12,398,968

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 6.5%
3,245	Alexandria Real Estate Equities, Inc. REIT	$ 498,821
2,069	American Tower Corp. REIT	534,154
3,129	AvalonBay Communities, Inc. REIT	488,155
5,892	Boston Properties, Inc. REIT	506,594
5,832	Camden Property Trust REIT	534,036
12,860	CBRE Group, Inc., Class A*	565,583
3,164	Crown Castle International Corp. REIT	544,714
6,700	CyrusOne, Inc. REIT	498,078
3,276	Digital Realty Trust, Inc. REIT	470,303
14,895	Duke Realty Corp. REIT	513,580
716	Equinix, Inc. REIT	499,503
8,267	Equity LifeStyle Properties, Inc. REIT	515,034
8,038	Equity Residential REIT	486,781
2,035	Essex Property Trust, Inc. REIT	494,037
5,838	Extra Space Storage, Inc. REIT	564,826
20,415	Healthpeak Properties, Inc. REIT	503,026
46,590	Host Hotels & Resorts, Inc. REIT	556,285
21,281	Invitation Homes, Inc. REIT	559,690
22,381	Iron Mountain, Inc. REIT	576,535
29,498	Medical Properties Trust, Inc. REIT	533,324
4,457	Mid-America Apartment Communities, Inc. REIT	518,617
5,644	Prologis, Inc. REIT	516,426
2,786	Public Storage REIT	564,834
9,350	Realty Income Corp. REIT	517,148
1,703	SBA Communications Corp. REIT	534,963
8,802	Simon Property Group, Inc. REIT	507,875
3,863	Sun Communities, Inc. REIT	529,965
13,607	UDR, Inc. REIT	503,187
17,257	Ventas, Inc. REIT	603,132
30,188	VICI Properties, Inc. REIT	592,289
10,823	Welltower, Inc. REIT	548,401
26,910	Weyerhaeuser Co. REIT	543,313
8,304	W.P. Carey, Inc. REIT	497,493

		17,420,702

Utilities – 6.0%
39,155	AES Corp. (The)	489,046
10,627	Alliant Energy Corp.	524,549
7,027	Ameren Corp.	525,128
6,226	American Electric Power Co., Inc.	530,766
4,166	American Water Works Co., Inc.	529,082

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
5,082	Atmos Energy Corp.	$ 522,328
30,701	CenterPoint Energy, Inc.	545,864
8,973	CMS Energy Corp.	525,638
6,596	Consolidated Edison, Inc.	495,096
6,309	Dominion Energy, Inc.	536,328
4,880	DTE Energy Co.	524,942
6,128	Duke Energy Corp.	524,741
9,077	Edison International	527,464
5,296	Entergy Corp.	539,239
12,062	Essential Utilities, Inc.	527,833
8,931	Evergy, Inc.	550,953
6,431	Eversource Energy	538,275
14,232	Exelon Corp.	545,228
12,266	FirstEnergy Corp.	518,361
2,203	NextEra Energy, Inc.	562,999
21,406	NiSource, Inc.	510,105
14,966	NRG Energy, Inc.	539,524
6,814	Pinnacle West Capital Corp.	530,811
20,204	PPL Corp.	564,500
10,210	Public Service Enterprise Group, Inc.	521,118
4,022	Sempra Energy	508,019
9,147	Southern Co. (The)	522,019
26,910	Vistra Energy Corp.	550,040
5,777	WEC Energy Group, Inc.	529,924
8,013	Xcel Energy, Inc.	521,085

		15,881,005

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $251,040,313)		$266,086,553

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,007,785	0.151%	$ 1,007,785
(Cost $1,007,785)

TOTAL INVESTMENTS – 100.2% (Cost $252,048,098)		$267,094,338

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(360,313)

NET ASSETS – 100.0%		$266,734,025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Fund”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$266,086,553	$—	$—
Securities Lending Reinvestment Vehicle	1,007,785	—	—

Total	$267,094,338	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2020.

The Fund’s risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of its Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to the portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.